SHARE CAPITAL (Schedule of Assumptions Used to Estimate Fair Value) (Details) - $ / shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Value of one ordinary share			$ 11.99
Dividend yield	0.00%	0.00%	0.00%
Employees [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Value of one ordinary share	$ 6.24	$ 20.47
Expected volatility	70.43%	72.91%	68.46%
Risk-free interest rate	2.67%	1.57%	0.95%
Expected term	5 years 6 months	5 years	5 years
Employees [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Value of one ordinary share	$ 10.40	$ 24.37
Expected volatility	73.35%	78.71%	79.10%
Risk-free interest rate	2.83%	2.23%	1.34%
Expected term	7 years	7 years	6 years 8 months 16 days
Non Employees Member [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Value of one ordinary share	$ 10.40	$ 24.37
Dividend yield	0.00%	0.00%
Expected volatility	79.07%
Risk-free interest rate	2.86%
Expected term	10 years	10 years
Non Employees Member [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility		72.91%
Risk-free interest rate		1.91%
Non Employees Member [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility		76.63%
Risk-free interest rate		2.16%